Significant accounting estimates, judgments and assumptions in applying accounting policies	12 Months Ended
Dec. 31, 2021
Significant accounting estimates, judgments and assumptions in applying accounting policies
Significant accounting estimates, judgments and assumptions in applying accounting policies

3      Significant accounting estimates, judgments and assumptions in applying accounting policies

The preparation of the Group’s consolidated financial statements requires its management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgments

In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Covid-19

The effects of COVID-19 have required assessment of significant judgments and estimates to be made, including but not limited to:

• Determining the net realizable value of inventory that has become slow moving due to the effects of COVID-19; and,

• Estimates of expected credit losses attributable to accounts receivable arising from sales to customers on credit terms, including the incorporation of forward-looking information to supplement historical credit loss rates.

Functional currency assessment

Certain Group entities have changed functional currency, effective from 1 April 2021.

See in Note 4 for more details.

Determining the lease term of contracts with renewal and termination options – Group as lessee

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has several lease contracts that include extension and termination options. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).

Revenue from contracts with customers

The Group applied the following judgements that significantly affect the determination of the amount and timing of revenue from contracts with customers:

Principal versus agent considerations

The Group enters into contracts where it acts as a seller and determines the price and bears the obligation to deliver those goods to the consumer. Under these contracts, the Group determines that it controls the goods before they are transferred to customers and hence is a principal. Additionally, in cases where the group enters into transactions wherein it provides fulfillment and marketing services, it is obliged to deliver the services as well as has the discretion to set the price, and hence is considered as a principal in such transactions.

In cases where the Group enters into a contract that provides the selling platform to vendors to sell goods directly to consumers, the Group has no discretion in setting the price and has no inventory risk and hence is considered as the agent in such transactions.

Classification and presentation of other financial assets

In 2021, the Group acquired investment grade bonds managed via a discretionary fund and in passively managed ETF funds. These investments are included in the statement of financial position as other financial assets.

Based on the terms of the discretionary fund agreement, the Group determines itself to be the principal in holding the investments in the bonds, which, as set out in the investment parameters, are held under a “hold to collect and sell” business model. The investments held via the discretionary fund are directly recognized by the Group and classified as financial assets measured at fair value through other comprehensive income.

The Group determines the investments in ETF funds meet the definition of investments in debt instruments. As the contractual cash flows arising from these investments are not SPPI (solely payments of principal and interest), the investments are classified as financial assets measured at fair value through profit or loss according to IFRS 9.

The amounts of other financial assets are presented as current whenever maturity of the investments is within 12 months of the reporting date or if the Group expects to sell the asset within 12 months.

Estimates and assumptions

Uncertain tax positions

The Group operates in certain countries where the application of tax rules to complex transactions is sometimes open to interpretation, both by the Group and taxation authorities. Tax systems, regulations and enforcement processes also have varying stages of development creating uncertainty regarding application of tax law and interpretation of tax treatments. The Group is also subject to regular tax audits in the countries where it operates. When there is uncertainty over whether the taxation authority will accept a specific tax treatment under the local tax law, that tax treatment is considered uncertain. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome. Therefore, Management’s estimate is required to determine provisions for taxes.

Uncertain tax positions are assessed and reviewed by management at the end of each reporting period. Liabilities are recorded for tax positions that are determined by management as more likely than not to result in additional taxes being levied if the positions were to be challenged by the tax authorities. The assessment relies on estimates and assumptions and may involve a series of judgments about future events. These judgments are based on the interpretation of tax laws that have been enacted or substantively enacted by the end of the reporting period, and any known court or other rulings on such issues. Liabilities for penalties, interest and taxes are recognized based on management’s best estimate of the expenditure required to settle the obligations at the end of the reporting period. Management’s best estimate of the amount to be provided is determined by their judgment and, in some cases, reports from independent experts. Further details can be found in note 21.

Share-based compensation

For grants prior to May 10, 2019 (grants prior to IPO), the Group measured the fair value of its ordinary shares and of its call options as follows: the fair value of the Group’s ordinary shares was based on the income approach to estimate the equity value of the Group. The future cash flows are discounted using a weighted average cost of capital that takes into consideration the stage of development of the business in each of the countries in which the Group operates.

For grants subsequent to May 10, 2019 (grants after IPO), the fair value of the share is based on the value per ADS of Jumia Technologies AG traded on the New York Stock Exchange converted into Euro.

The fair value of the Group’s call options is derived from the fair value of the Group’s ordinary shares measured based on the Black-Scholes-Merton formula with the underlying assumptions that:

-	The options can be exercised only on the expiry date
-	There are no taxes or transaction costs and no margin requirements
-	The volatility of the underlying shares is constant and is defined as the standard deviation of the continuously compounded rates of return on the share over a specified period
-	The risk-free interest rate is relatively constant over time

This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield. These inputs, and the volatility assumption in particular, are considered to be highly complex and subjective. Because the Group’s shares had not been publicly traded before April 12, 2019, it lacked sufficient company-specific historical and implied volatility information for its shares. Therefore, it estimates expected share price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.

For all awards subject to performance conditions, the probability of achieving the performance condition is derived based on a Monte Carlo simulation. For non-vesting conditions, the probability of achieving the performance condition is included at grant date in the fair value of the option. For vesting condition, the probability of achieving the performance condition is reassessed at least annually.

Further details can be found in Note 17.

Impairment of trade and other receivables

The Group applies the IFRS 9 simplified approach to measuring expected credit losses (ECL) which uses a lifetime expected loss allowance for all trade receivables. The estimated ECL are calculated based on actual credit loss experience over a period that, per business, countries and type of customers, is considered statistically relevant and representative of the specific characteristics of the underlying credit risk.

Using the practical expedient that is allowed by the standard, the Group has established provision matrices that are based on its historical credit loss experience for the previous years, adjusted for non-recurring events and for forward-looking factors per country which incorporated several macroeconomic elements such as the countries’ GDP and unemployment rates. The expected loss rates are reviewed annually, or when there is a significant change in external factors potentially impacting credit risk, and are updated where management’s expectations of credit losses change.

Generally, trade receivables are written-off if past due for more than one year and are not subject to enforcement activity under credit risk.

Impairment of other financial assets

Other financial assets include debt instruments held under a business model of “hold to collect and sell”, and are measured at fair value through other comprehensive income. The Group recognizes an allowance for expected credit losses  according to the IFRS 9 3-stage model. All of the Group’s debt investments measured at fair value through other comprehensive income are considered to have low credit risk (stage 1 of the 3-stage model), and the loss allowance recognized during the period was therefore limited to expected credit losses for 12 months.

Further details can be found in Note 33.